INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8 - INCOME TAXES

United States of America

The Company is registered in the State of Nevada and is subject to United States of America tax law. The U.S federal income tax rate is 21%.

Seychelles

Under the current laws of the Seychelles, DIGLS and JJGS are registered as an international business company which governed by the International Business Companies Act of Seychelles and there is no income tax charged in Seychelles.

Hong Kong

From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000 (approximately $289,855), and 16.5% on any part of assessable profits over HK$2,000,000. For the years ended December 31, 2021 and 2020, the Company did not have any assessable profits arising in or derived from Hong Kong, therefore no provision for Hong Kong profits tax was made in the year.

The PRC

The Company’s subsidiaries are incorporated in the PRC, and are subject to the PRC Enterprise Income Tax Laws (“EIT Laws”) with the statutory income tax rate of 25% with the following exceptions.

On January 17, 2019, the State Taxation Administration issued the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $142,209, their income is reduced to 25% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While for the portion of annual taxable income exceeding RMB1,000,000, approximately $142,209, but not more than RMB3,000,000, approximately $426,627, the income is reduced to 50% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 10%. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. All of the Company’s PRC subsidiaries met the criteria of small-scale and low-profit enterprises.

The components of the income tax provision are as follows:

	2021	2020
Current:
– United States of America	$20,071	$46,621
– Seychelles	-	-
– Hong Kong	-	-
– The PRC	228,766	260,307
Deferred
– United States of America	-	-
– Seychelles	-	-
– Hong Kong	-	-
– The PRC	-	-
Total	$248,837	$306,928

A summary of United States and foreign income (loss) before income taxes was composed of the following:

	2021	2020
Income (loss) attributed to PRC operations	$3,109,080	$(2,861,595)
Income (loss) attributed to Seychelles and Hong Kong	(444)	873
Loss attributed to U.S.	(896,330)	(479,703)
Income (loss) before tax	$2,212,306	$(3,340,425)

The difference between the U.S. federal statutory income tax rate and the Company’s effective tax rate was as follows for the years ended December 31, 2021 and 2020:

	2021	2020
U.S. federal statutory income tax rate	21.0%	21.0%
Higher rates in PRC, net	-%	-%
Reconciling items, net operating losses in PRC and other jurisdictions, election to not recognize tax asset	-%	-%
Income tax difference under different tax jurisdictions	7.2%	-3.9%
PRC tax exemption for qualified small-scale and low-profit enterprises	-36.8%	17.7%
Valuation allowance on deferred income tax assets	2.5%	-1.5%
Amortization of intangible asset and impairment of goodwill not deductible for tax purposes	7.9%	-36.8%
Impact of GILTI	9.4%	-4.4%
Others	-%	-1.3%
The Company’s effective tax rate	11.2%	-9.2%

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates.

The significant components of deferred taxes of the Company are as follows:

	As of
	December 31, 2021	December 31, 2020
Deferred tax assets:
Net operating loss carry forwards	$-	$-
-United States	-	-
-Hong Kong	-	-
-PRC	55,457	54,598
Gross deferred tax assets	55,457	54,598
Less: valuation allowance	(55,457)	(54,598)
Total deferred tax assets, net	$-	$-